Investments in Affiliates -Summary of Transactions in, and Earnings from, Investments in Affiliates (Excluding Affiliated Money Market Fund (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments In And Advances To Affiliates [Line Items]
Beginning Value		$ 3,786,312
Change in Unrealized Appreciation (Depreciation)		(14,657)	$ (59,876)	$ (4,287)
Ending Value		81,011,698	$ 3,786,312
Affiliated Investments [Member]
Investments In And Advances To Affiliates [Line Items]
Ending Value		81,011,698
Affiliated Investments [Member] | Exchange-Traded Fund - PowerShares Treasury Collateral Portfolio [Member]
Investments In And Advances To Affiliates [Line Items]
Purchases at Cost		80,006,724
Change in Unrealized Appreciation (Depreciation)		(317,334)
Ending Value	[1]	79,689,390
Dividend Income		$ 565,358

[1]	Affiliated company. The security and the Fund are affiliated by having the same investment adviser. See Note 8.